United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 1/31/08

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.7%
		Consumer Discretionary--10.8%
1,339,700		American Eagle Outfitters, Inc.	$30,853,291
903,700		Carnival Corp.	40,205,613
844,600	[1]	Dick's Sporting Goods, Inc.	27,491,730
283,300	[1]	Kohl's Corp.	12,929,812
1,572,800		Mattel, Inc.	33,044,528
313,990		McDonald's Corp.	16,814,164
840,100		TJX Cos., Inc.	26,513,556
		TOTAL	187,852,694
		Consumer Staples--14.0%
306,050		Altria Group, Inc.	23,204,711
621,100		Anheuser-Busch Cos., Inc.	28,893,572
536,200		Coca-Cola Co.	31,726,954
257,000		Colgate-Palmolive Co.	19,789,000
559,900		Kellogg Co.	26,819,210
650,100		Procter & Gamble Co.	42,874,095
675,155		Unilever N.V., ADR	21,956,041
972,800		Wal-Mart Stores, Inc.	49,496,064
		TOTAL	244,759,647
		Energy--12.2%
505,100		Apache Corp.	48,206,744
769,697		Exxon Mobil Corp.	66,501,821
1,279,300	[1]	Nabors Industries Ltd.	34,822,546
332,600		Valero Energy Corp.	19,686,594
834,950		XTO Energy, Inc.	43,367,303
		TOTAL	212,585,008
		Financials--17.7%
284,300		Ace Ltd.	16,586,062
1,026,500		Annaly Mortgage Management, Inc.	20,242,580
630,800		Bank of America Corp.	27,975,980
392,800		Bank of New York Mellon Corp.	18,316,264
664,700		Citigroup, Inc.	18,757,834
60,100		Goldman Sachs Group, Inc.	12,066,277
351,000		Hartford Financial Services Group, Inc.	28,350,270
1,266,200		JPMorgan Chase & Co.	60,207,810
358,400		MetLife, Inc.	21,134,848
609,482		Morgan Stanley	30,126,695
1,133,200		U.S. Bancorp	38,472,140
433,200		Wachovia Corp.	16,864,476
		TOTAL	309,101,236
		Health Care--12.3%
447,600		Abbott Laboratories	25,199,880
428,100		Becton, Dickinson & Co.	37,043,493
658,300		Cardinal Health, Inc.	38,161,651
382,300	[1]	Cephalon, Inc.	25,090,349
239,300		Covidien Ltd.	10,679,959
333,700		Eli Lilly & Co.	17,192,224
320,100	[1]	Genentech, Inc.	22,467,819
254,700		Johnson & Johnson	16,112,322
314,700		Merck & Co., Inc.	14,564,316
568,000	[1]	Mylan Laboratories, Inc.	8,468,880
		TOTAL	214,980,893
		Industrials--10.1%
83,700	[1]	First Solar, Inc.	15,214,149
1,194,700		General Electric Co.	42,304,327
336,000		Lockheed Martin Corp.	36,261,120
466,500		Norfolk Southern Corp.	25,372,935
865,500		Raytheon Co.	56,378,670
		TOTAL	175,531,201
		Information Technology--11.2%
125,900	[1]	Apple, Inc.	17,041,824
922,100		Applied Materials, Inc.	16,524,032
1,161,233	[1]	Cisco Systems, Inc.	28,450,209
604,900		Hewlett-Packard Co.	26,464,375
866,100		Intel Corp.	18,361,320
1,820,579		Microsoft Corp.	59,350,875
1,468,700	[1]	Oracle Corp.	30,181,785
		TOTAL	196,374,420
		Materials--2.3%
138,500		Freeport-McMoRan Copper & Gold, Inc.	12,330,655
67,200		Rio Tinto PLC, ADR	27,347,040
		TOTAL	39,677,695
		Telecommunication Services--1.3%
376,900	[1]	America Movil S.A.B. de C.V., Class L, ADR	22,580,079
		Utilities--4.8%
145,300		Entergy Corp.	15,718,554
504,400		FirstEnergy Corp.	35,923,368
713,300		Progress Energy, Inc.	32,219,761
		TOTAL	83,861,683
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,567,069,631)	1,687,304,556
		MUTUAL FUND--2.6%
45,435,969	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	45,435,969
		TOTAL INVESTMENTS --- 99.3% (IDENTIFIED COST $1,612,505,600)[4]	1,732,740,525
		OTHER ASSETS AND LIABILITIES --- NET --- 0.7%[5]	12,619,631
		TOTAL NET ASSETS --- 100%	$1,745,360,156

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At January 31, 2008, the cost of investments for federal tax purposes was $1,612,505,600. The net unrealized appreciation of investments for federal tax purposes was $120,234,925. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $168,566,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $48,331,796.

5	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares, Units Held or Principal Amount	Value in U.S. Dollars

		COMMON STOCKS--73.8%
		Consumer Discretionary--4.8%
300,000		Advance Auto Parts, Inc.	$10,704,000
509,600	[1,2,3]	B2W Companhia Global Do Varejo, GDR	36,737,064
3,351,300		Belle International Holdings	3,945,667
5,312,900		Bharat Forge Ltd.	37,496,303
25,000	[1]	California Pizza Kitchen, Inc.	335,750
1,000,000	[1,4]	Central European Media Enterprises Ltd., Class A	94,790,000
116,900	[1,4]	Cheesecake Factory, Inc.	2,554,265
6,300,800	[1]	China Dongxiang Group Co.	3,918,379
252,900	[1,4]	ChinaEdu Corp., ADR	1,795,590
2,954,800	[1]	Cia Hering	16,126,254
373,500	[1,4]	Clear Channel Outdoor Holdings, Inc., Class A	8,299,170
2,938,500	[1]	Clear Media Ltd.	2,612,843
600,000	[1]	Dick's Sporting Goods, Inc.	19,530,000
1,500,400	[1,5]	Dolan Media Co.	33,999,064
150,000	[1,4]	Focus Media Holding Ltd., ADR	7,207,500
19,698,800	[1]	Huabao International Holdings Ltd.	18,152,194
1,000,000	[1,2,3]	Hydrogen Corp.	2,670,000
250,000	[1]	Hydrogen Corp., Warrants 5/5/2011	0
800,000	[1]	Iconix Brand Group, Inc.	16,632,000
895,900		Kangwon Land, Inc.	20,962,285
300,000	[1,4]	Kohl's Corp.	13,692,000
360,000	[1,4]	Lamar Advertising Co.	15,523,200
800,000	[1,4]	Lodgenet Entertainment	12,072,000
617,300		Lowe's Cos., Inc.	16,321,412
498,500	[1,4]	Lululemon Athletica, Inc.	16,894,165
403,100	[1]	Maruti Suzuki India Ltd.	8,651,808
1,047,600		National CineMedia, Inc.	23,874,804
350,000	[1,4]	O'Reilly Automotive, Inc.	10,300,500
3,537,200	[1,2,3]	Piaggio & C. SpA	9,568,684
524,900	[1]	SEB - Sistema Educacional Brasileiro SA	7,698,931
2,285,700		TVN SA	20,926,051
24,100	[1]	VisionChina Media, Inc., ADR	165,085
100,000		WABCO Holdings, Inc.	4,029,000
		TOTAL	498,185,968
		Consumer Staples--0.2%
283,600	[1]	Agria Corp., ADR	2,203,572
3,675,700	[1]	China Flavors & Fragrances Co. Ltd.	1,302,898
1,800,400		ITC Ltd.	9,021,181
631,952		Radico Khaitan Ltd.	1,747,850
275,300	[4]	Whole Foods Market, Inc.	10,857,832
		TOTAL	25,133,333
		Energy--3.8%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	48,441,400
7,746,600	[1,5]	Dresser-Rand Group, Inc.	245,567,220
711,505		Reliance Industries Ltd.	45,231,366
849,800	[1]	Renesola Ltd., ADR	10,452,540
2,000,000		Spectra Energy Corp.	45,680,000
		TOTAL	395,372,526
		Financials--14.6%
2,344,135		3i Group PLC	43,677,592
130,000	[4]	Alleghany Corp.	49,140,000
396,400		American Express Co.	19,550,448
100,000		American International Group, Inc.	5,516,000
1,000,000	[4]	Apollo Investment Corp.	15,180,000
1	[2]	Apollo Investment Fund V	7,160,328
7,000,000	[1,2,3]	Bolsa de Mercadorias e Futuros	63,274,588
3,027,700	[1]	Bovespa Holding SA	44,236,435
58,700	[1]	Brasil Brokers Participacoes	42,381,467
2,895,100		Brookfield Asset Management, Inc., Class A	93,424,877
1,157,900	[1,4]	CB Richard Ellis Services, Inc.	22,474,839
350,000	[1]	CNinsure, Inc., ADR	3,759,000
1,000,000		Calamos Asset Management, Inc.	21,820,000
152,100		Chimera Investment Corp.	2,912,715
26,531,400	[1]	China Properties Group Ltd.	13,301,107
7,192,848	[1]	DLF Ltd.	151,876,804
1	[2]	Denovo Ventures I LP	5,022,900
252,100	[4]	DuPont Fabros Technology, Inc.	4,343,683
131,500	[1,4]	E-House China Holdings Ltd., ADR	2,430,120
1	[1,2]	FA Private Equity Fund IV LP	694,117
414,100	[4]	Fortress Investment Group LLC, Class A	6,132,821
33,258	[1,2,3]	Future Capital Holdings Ltd.	646,155
1	[2]	Greenfield Technology Venture Fund	607
3,587,300		Housing Development Finance Corp. Ltd.	260,804,464
3,360,000		ICICI Bank Ltd.	98,877,542
1,368,500		ICICI Bank Ltd., ADR	83,150,060
1	[2]	Incuvest LLC	0
1	[1,2]	Infrastructure Fund	40,105
1	[2]	Latin Healthcare Fund	3,082,486
3,300,000	[4]	Loews Corp.	154,077,000
1,852,200	[1,5]	MBF Healthcare Acquisition Corp.	15,447,348
134,800	[1,4]	Markel Corp.	62,412,400
396,400		Merrill Lynch & Co., Inc.	22,356,960
396,300		Morgan Stanley	19,589,109
1	[2]	Peachtree Leadscope LLC	0
1	[1,2]	Peachtree Leadscope LLC	300,000
1	[2]	Peachtree Open Networks	0
1	[2]	Peachtree Velquest	0
1,015,100	[1]	People's United Financial, Inc.	17,145,039
2,300,000	[1]	Philadelphia Consolidated Holding Corp.	82,340,000
1,620,400	[4]	Power Corp. of Canada	57,453,553
177,045	[1]	RHJ International	2,152,411
1	[2]	Rocket Ventures II	38,375
4,942,900		Shun Tak Hldgs	6,940,704
1,977,200	[1]	Sino-Ocean Land Holdings Ltd.	1,922,095
489,200	[1]	Trisul SA	3,062,019
11,736,100	[1,2,3]	Yanlord Land Group Ltd.	20,286,019
		TOTAL	1,530,434,292
		Health Care--16.4%
200,000	[1]	Abaxis, Inc.	6,510,000
1,500,000	[1,5]	Accelrys, Inc.	9,720,000
1,500,000	[1]	Advancis Pharmaceutical Corp., Warrants 4/12/2012	2,146,305
22,500	[1]	Alexza Pharmaceuticals, Inc.	141,750
3,735,300	[1,4]	Alkermes, Inc.	49,754,196
3,000,008		Allergan, Inc.	201,570,538
666,100	[1,4]	Alnylam Pharmaceuticals, Inc.	20,009,644
2,000,000	[1,4,5]	Anadys Pharmaceuticals, Inc.	3,060,000
248,600	[1]	Animal Health International, Inc.	2,983,200
434,259	[1]	Ardais Corp., Warrants	0
434,259	[1,2]	Ardais Corp., Warrants 4/14/2009	0
3,500,000	[1,4]	Arena Pharmaceuticals, Inc.	25,340,000
200,000	[1,4]	AspenBio Pharma, Inc.	1,198,000
112,800	[1,4]	Athenahealth, Inc.	3,541,920
1,950,900	[1,4]	Auxilium Pharmaceutical, Inc.	66,720,780
445,300	[1,2,3]	Avalon Pharmaceuticals, Inc.	979,660
628,500	[1]	Avalon Pharmaceuticals, Inc.	1,382,700
157,125	[1]	Avalon Pharmaceuticals, Inc., Warrants 5/24/2012	114,060
167,800		Aventis Pharma Ltd.	3,935,162
558,660	[1,2]	Avigen, Inc.	2,284,919
3,000,000	[1,5]	Avigen, Inc.	12,270,000
1,450,000	[1,4]	BioMarin Pharmaceutical, Inc.	53,737,000
126,800	[1]	BioMimetic Therapeutics, Inc.	1,885,516
278,600	[1,4]	Chindex International, Inc.	8,828,834
111,000	[1,5]	Chindex International, Inc., Warrants 3/31/2009	2,234,792
714,286	[2,5]	Conceptus, Inc.	11,628,576
625,000	[2]	Conceptus, Inc.	10,175,000
600,000	[1,2,3,5]	Conceptus, Inc.	9,768,000
3,634,700	[1,4,5]	Conceptus, Inc.	59,172,916
500,000	[1,2]	Cortek, Inc.	0
701,281	[1,4]	Cubist Pharmaceuticals, Inc.	11,914,764
2,142,857	[1]	Cyclacel Pharmaceuticals, Inc.	9,642,856
242,091	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014	594,414
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	3,062,782
2,500,000	[1,4,5]	Cytokinetics, Inc.	8,325,000
489,500	[1]	Durect Corp.	2,491,555
4,774,300	[1,4,5]	Dyax Corp.	16,089,391
7,159,400	[1,4,5]	Dynavax Technologies Corp.	40,593,798
600,000	[1]	Endologix, Inc.	1,650,000
1,250,000	[1,2]	Endologix, Inc.	3,437,500
3,555,556	[1]	Endologix, Inc.	9,777,779
4,046,250	[1,2,5]	Endologix, Inc.	11,127,187
736,600	[1,4]	Enzon, Inc.	6,165,342
4,684,731	[1,4,5]	Favrille, Inc.	8,573,058
1,317,490	[1]	Favrille, Inc.	2,411,007
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	219,120
1,042,038	[1]	Favrille, Inc., Warrants 11/7/2012	509,293
1,500,000	[1,4]	GTX, Inc.	16,635,000
253,000		GlaxoSmithkline Pharmaceuticals Ltd.	5,222,730
197,700	[1]	IPC The Hospitalist Co., Inc.	4,155,654
2,629,951	[1,4]	Illumina, Inc.	167,527,879
860,000	[1,4]	Immunicon Corp.	627,800
1,916,900	[1]	Incyte Genomics, Inc.	22,964,462
1,089,900	[1]	Insulet Corp.	21,590,919
1,045,895	[1,2,3]	Insulet Corp.	20,719,180
4,423,900	[1,4,5]	Isis Pharmaceuticals, Inc.	69,012,840
4,705,882	[1,2]	Isis Pharmaceuticals, Inc.	73,411,759
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	13,101,723
3,892,300	[1,5]	Kosan Biosciences, Inc.	10,509,210
83,700	[1]	Masimo Corp.	2,987,253
2,525,700	[1]	Medicines Co.	43,239,984
2,559,000	[1]	Metabasis Therapeutics, Inc.	6,320,730
441,000	[1]	Metabasis Therapeutics, Inc.	1,089,270
895,650	[1,2]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	365,803
1,754,500	[1,4]	Momenta Pharmaceuticals, Inc.	12,825,395
23,198,600	[1,4,5]	Monogram Biosciences, Inc.	31,086,124
2,271,700	[1,4]	Mylan Laboratories, Inc.	33,871,047
4,381,825	[1,4,5]	Neurocrine Biosciences, Inc.	23,618,037
1,030,500	[1,5]	NeurogesX, Inc.	6,049,035
133,100	[1,2,3]	Newron Pharmaceuticals SpA	4,209,690
868,200		Nicholas Piramal India Ltd.	7,037,415
1,000,000	[1,4]	NxStage Medical, Inc.	12,140,000
1,806,200	[1]	OSI Pharmaceuticals, Inc.	72,031,256
1,250,000	[1,4]	Pain Therapeutics, Inc.	10,825,000
1,335,100	[1]	Pharmacopeia, Inc.	5,607,420
222,650	[1]	Pharmacopeia, Inc., Warrants 4/19/2011	325,246
64,200	[1,4]	Power Medical Interventions, Inc.	834,600
2,000,000	[1,4,5]	Progenics Pharmaceuticals, Inc.	32,680,000
1,258,600	[1,4]	Protalix Biotherapeutics, Inc.	4,103,036
820,900	[1]	Regeneron Pharmaceuticals, Inc.	16,647,852
848,184	[1]	Repligen Corp.	5,479,269
1,000,000	[1]	SXC Health Solutions Corp.	15,170,000
458,965	[1]	Sanarus Medical, Inc., Warrants	0
727,200	[1]	Seattle Genetics, Inc.	6,661,152
200,000	[1,4]	Sirtris Pharmaceuticals, Inc.	2,412,000
274	[1]	Soteira, Inc.	343
553,700	[1,4]	Stereotaxis, Inc.	3,864,826
400,200		Sun Pharmaceutical Industries Ltd.	11,525,463
254,700	[1]	Thermage, Inc.	1,082,475
618,800	[1]	Third Wave Technologies, Inc.	5,037,032
300,000	[1]	VCA Antech, Inc.	11,598,000
4,211,677	[1]	Vasogen, Inc., Warrants 11/8/2011	477,693
1,947,200	[1,4,5]	Vical, Inc.	7,146,224
10,452,800	[1]	Warner Chilcott Ltd., Class A	177,174,960
1,410,138	[1,5]	World Heart Corp., Warrants 9/22/2008	10,407
267,200	[1,4]	WuXi PharmaTech Cayman, Inc., ADR	6,730,768
		TOTAL	1,715,422,275
		Industrials--13.3%
540,000	[1]	Aecom Technology Corp.	13,300,200
2,500,000		Aircastle Ltd.	61,450,000
841,100	[1,2,3]	Allen-Vanguard Corp.	4,674,407
2,271,400		Asea Brown Boveri Ltd.	64,712,832
2,033,500		Bharat Heavy Electricals Ltd.	107,042,500
1,280,700	[4]	CLARCOR, Inc.	48,039,057
17,919,300		China Metal International Ho	4,789,555
1,350,000	[1,4,5]	CoStar Group, Inc.	57,159,000
874,200	[1]	Copart, Inc.	35,737,296
2,547,773		Crompton Greaves Ltd.	21,311,464
270,000		Cummins, Inc.	13,035,600
47,985,200	[1]	DP World Ltd.	46,545,644
550,000	[4]	Embraer - Empresa Brasileira de Aeronautica S/A, ADR	23,870,000
1,346,000	[1]	Energysolutions, Inc.	30,285,000
900,000	[4]	Expeditors International Washington, Inc.	42,561,000
950,000	[1]	First Solar, Inc.	172,681,500
450,000		Forward Air Corp.	13,950,000
803,900	[1,5]	HireRight, Inc.	6,833,150
985,728	[1]	IHS, Inc., Class A	61,055,992
601,300	[1]	Innovative Solutions and Support, Inc.	6,752,599
500,000	[1]	Interline Brands, Inc.	9,930,000
1,000,000	[1,4]	Kansas City Southern Industries, Inc.	35,880,000
931,000		Kuehne & Nagel International AG	84,802,627
720,000		Landstar System, Inc.	36,021,600
700,000	[4]	Macquarie Infrastructure Co. LL	23,142,000
4,543,864		Max India Ltd.	24,559,431
2,601,500	[1,2,3]	Nagarjuna Construction Co. Ltd., GDR	17,586,140
1,265,600	[1,4,5]	NuCo2, Inc.	35,702,576
90,000		Panalpina Welttransport Holding AG	13,791,061
180,000		Precision Castparts Corp.	20,484,000
300,000	[1]	Quanta Services, Inc.	6,576,000
200,000		Rockwell Collins	12,640,000
1,430,900	[1,4]	Ryanair Holdings PLC, ADR	47,820,678
360,000	[4]	Ryder System, Inc.	18,741,600
536,500	[4]	Simpson Manufacturing Co., Inc.	14,780,575
2,548,400	[1]	Spirit Aerosystems Holdings, Inc., Class A	70,386,808
913,100	[1]	TeleTech Holdings, Inc.	18,015,463
464,470	[1]	TransDigm Group, Inc.	19,219,769
738,000	[4]	Trinity Industries, Inc.	20,900,160
1,278,000		UTI Worldwide, Inc.	23,898,600
		TOTAL	1,390,665,884
		Information Technology--13.4%
296,400,000	[1]	A-Max Holdings Ltd.	3,488,819
1,285,000	[1]	ATA, Inc., ADR	12,271,750
1,269,100	[1,4,5]	Access Integrated Technology, Inc., Class A	4,124,575
500,000	[1]	Amdocs Ltd.	16,545,000
862,800	[1,4]	Anadigics, Inc.	8,619,372
1,100,000	[1]	Autodesk, Inc.	45,265,000
1,000,000	[1,4]	Blackboard, Inc.	34,980,000
1,400,000	[1]	CSR PLC	14,821,023
2,008,100	[1,5]	Ceragon Networks Ltd.	18,253,629
2,899,700	[1,5]	Compugroup Holding AG	53,559,250
3,000,000	[1,4]	Comverse Technology, Inc.	49,050,000
720,000	[1,4]	DST Systems, Inc.	51,480,000
443,000	[1,4]	Eagle Test Systems, Inc.	5,267,270
1,059,322	[2]	Expand Networks Ltd.	0
889,800	[1]	Genpact Ltd.	10,811,070
419,400	[1,4]	Giant Interactive Group, Inc., ADR	4,156,254
53,900	[1]	Guidance Software, Inc.	620,389
750,000	[1,4]	Iron Mountain, Inc.	25,792,500
485,900	[1]	Jupitermedia Corp.	1,564,598
253,700	[1]	LDK Solar Co. Ltd., ADR	8,942,925
3,450,000	[1]	MEMC Electronic Materials, Inc.	246,537,000
1,000,000	[1,5]	MSCI, Inc., Class A	32,970,000
3,725,000	[1,4,5]	Magma Design Automation	42,465,000
664,100	[4]	Mastercard, Inc.	137,468,700
2,340,000	[1]	Microsemi Corp.	53,164,800
2,157,900	[1]	NIC, Inc.	15,428,985
193,400		Nintendo Corp. Ltd.	96,680,846
4,700,000	[1,4]	ON Semiconductor Corp.	30,456,000
625,000	[1]	Online Resources Corp.	6,381,250
530,000	[1,2,3,5]	Online Resources Corp.	5,411,300
1,350,000	[1]	Oracle Corp.	27,742,500
2,866,400	[1]	Parametric Technology Corp.	47,152,280
417,200	[1,2,3,4]	Redecard SA, GDR	12,332,432
597,000	[1]	Riskmetrics Group, Inc.	12,650,430
225,600	[1]	SI International, Inc.	6,165,648
3,751,199	[2]	Sensable Technologies, Inc.	0
1	[2]	Sensable Technologies, Inc.	100,280
3,218,000	[1]	Silicon Image, Inc.	14,223,560
4,952,157	[1,5]	Solera Holdings, Inc.	112,859,658
2,242,000	[1,4]	Spansion, Inc.	8,564,440
1,523,200	[1,4,5]	TNS, Inc.	26,914,944
1,833,800	[1]	Telecity Group PLC	8,878,967
400,000		United Online, Inc.	4,468,000
1,440,000	[1,4]	ValueClick, Inc.	31,435,200
554,752	[1]	Veraz Networks, Inc.	2,696,095
350,000	[1,4]	WebMD Health Corp., Class A	12,936,000
1,250,000	[1]	eBay, Inc.	33,612,500
		TOTAL	1,399,310,239
		Materials--1.4%
999,999		Cemex S.A. de C.V., ADR	27,109,973
22,404,400	[1]	Lee & Man Paper Manufacturing Ltd.	50,503,821
7,502,100		Luks Group (Vietnam Holdings) Co. Ltd.	7,983,660
12,325,100		Nine Dragons Paper Holdings Ltd.	20,352,191
39,188,000		Sinofert Holdings Ltd.	31,500,780
15,951,000	[1]	TPI Polene Co. Ltd.	3,092,122
		TOTAL	140,542,547
		Telecommunication Services--3.2%
7,973,500	[1]	Bharti Airtel Ltd.	175,739,791
1,450,000		NTELOS Holdings Corp.	30,856,000
580,000	[1]	Neuf Cegetel	29,964,423
2,313,800	[1]	PAETEC Holding Corp.	22,004,238
4,041,700		PT Telekomunikasi Indonesia	4,089,197
371,700	[4]	PT Telekomunikasi Indonesia, Class CS, ADR	15,001,812
712,210	[1]	Syniverse Holdings, Inc.	11,245,796
2,550,000	[1,4]	Time Warner Telecom, Inc.	44,574,000
		TOTAL	333,475,257
		Utilities--2.7%
231,930	[1]	BF Utilities Ltd.	8,846,420
115,804	[4]	Brookfield Infrastructure Partners LP	2,431,884
741,300	[1]	Cascal NV	8,999,382
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	8,057,873
200,000	[4]	Consolidated Water Co.	4,704,000
1,763,800		Dominion Resources, Inc.	75,843,400
1,234,500		ITC Holdings Corp.	65,230,980
7,098,000		NTPC Ltd.	35,910,396
300,000		Northeast Utilities Co.	8,316,000
199,068,100	[1]	PNOC Energy Development Corp.	29,721,999
12,703,921	[1]	Power Grid Corp. of India Ltd.	33,677,782
		TOTAL	281,740,116
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,595,264,079)	7,710,282,437
		PREFERRED STOCKS--1.0%
		Financials--0.5%
173,200	[1,5]	Alleghany Corp., Conv. Pfd., $15.21 Annual Dividend	58,716,878
		Health Care--0.5%
1,694,915	[2]	Ardais Corp., Conv. Pfd.	0
790,960	[2]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[2]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[2]	Cortex, Inc., Pfd., Series D	0
126,065	[2]	DexCom, Inc., Pfd.	1,060,207
42,000		Mylan Laboratories, Inc., Conv. Pfd.	44,404,500
1,058,043	[2]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[2]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[2]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
1,408,979		Sanarus Medical, Inc., Pfd., Series E	1,301,756
958,744		Soteira, Inc., Pfd.	1,198,430
		TOTAL	50,802,571
		Information Technology--0.0%
679,348	[2]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,964,098)	109,519,449
		CORPORATE BONDS--0.4%
		Health Care--0.2%
$1		Ardais Corp. Conv. Bond	53,721
19,800,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	25,685,550
		TOTAL	25,739,271
		Information Technology--0.2%
24,802,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	18,706,090
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,036,259)	44,445,361
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp. Conv. Bond	53,721
2,087,000	[2,3]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	1,043,500
		TOTAL	1,097,221
		Information Technology--0.0%
3,950,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	3,918,795
		TOTAL CORPORATE NOTES (IDENTIFIED COST $6,468,384)	5,016,016
		MUTUAL FUNDS--22.3%
1,506,470,831	[5,6]	Government Obligations Fund, Institutional Shares, 3.62%	1,506,470,831
819,509,210	[5,6]	Prime Value Obligations Fund, Institutional Shares, 4.22%	819,509,210
		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	2,325,980,041
		REPURCHASE AGREEMENTS—11.9%
$600,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bear Stearns & Co., Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $2,044,938,110 (purchased with proceeds from securities lending collateral).	600,000,000
641,301,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $4,093,682,793 (purchased with proceeds from securities lending collateral).	641,301,000
		TOTAL REPURCHASE AGREEMENTS	1,241,301,000
		TOTAL INVESTMENTS—109.4% (IDENTIFIED COST $9,337,013,861)[7]	11,436,544,304
		OTHER ASSETS AND LIABILITIES –NET – (9.4)%[8]	(985,093,527)
		TOTAL NET ASSETS –100%	$10,451,450,777

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $384,228,608, which represented 3.7% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2008, these liquid restricted securities amounted to $254,298,459, which represented 2.4% of total net assets.

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
	As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$1,204,661,545	$1,241,301,000
5
Affiliated company.  These are companies in which the Fund has ownership of at least 5% of the voting shares or are mutual funds which are managed by the Adviser or an affiliate of the Adviser.  At January 31, 2008, these securities amounted to $3,448,638,228 which represents 33.0% of total net assets.  Transactions with affiliated companies during the three months ended January 31, 2008 were as follows:

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend
Accelrys, Inc.	1,618,621	-	118,621	1,500,000	$9,720,000	$ -
Access Integrated Technology, Inc., Class A	1,000,000	269,100	-	1,269,100	4,124,575	-
Alleghany Corp., Conv. Pfd.	173,200	-	-	173,200	58,716,878	658,784
Anadys Pharmaceuticals, Inc.	2,000,000	-	-	2,000,000	3,060,000	-
Avigen, Inc.	3,000,000	-	-	3,000,000	12,270,000	-
Ceragon Networks, Ltd.	-	2,008,100	-	2,008,100	18,253,629	-
Chindex International, Inc., Warrants 3/31/2009	111,000	-	-	111,000	2,234,792	-
Compugroup Holding AG	2,007,900	891,800	-	2,899,700	53,559,250	-
Conceptus, Inc.	600,000	-	-	600,000	9,768,000	-
Conceptus, Inc.	3,634,700	-	-	3,634,700	59,172,916	-
Conceptus, Inc.	714,286	-	-	714,286	11,628,576	-
CoStar Group, Inc.	1,350,000	-	-	1,350,000	57,159,000	-
Cytokinetics, Inc.	2,500,000	-	-	2,500,000	8,325,000	-
Dolan Media	1,837,400	-	337,000	1,500,400	33,999,064	-
Dresser-Rand Group, Inc.	7,746,600	-	-	7,746,600	245,567,220	-
Dyax Corp.	4,774,300	-	-	4,774,300	16,089,391	-
Dynavax Technologies Corp.	7,159,400	-	-	7,159,400	40,593,798	-
Endologix, Inc.	4,046,250	-	-	4,046,250	11,127,187	-
Favrille, Inc.	2,948,000	1,736,731	-	4,684,731	8,573,058	-
Government Obligations Fund, Institutional Shares	813,052,899	1,329,789,028	636,371,096	1,506,470,831	1,506,470,831	13,593,902
HireRight, Inc.	803,900	-	-	803,900	6,833,150	-
Isis Pharmaceuticals, Inc.	4,423,900	-	-	4,423,900	69,012,840	-
Kosan Biosciences, Inc.	3,892,300	-	-	3,892,300	10,509,210	-
Magma Design Automation	3,725,000	-	-	3,725,000	42,465,000	-
MBF Healthcare Acquisition Corp.	1,852,200	-	-	1,852,200	15,447,348	-
Monogram Biosciences, Inc.	23,198,600	-	-	23,198,600	31,086,124	-
MSCI, Inc.	-	1,000,000	-	1,000,000	32,970,000	-
Neurocrine Biosciences, Inc.	4,381,825	-	-	4,381,825	23,618,037	-
NeurogesX, Inc.	1,030,500	-	-	1,030,500	6,049,035	-
NuCo2, Inc.	1,265,600	-	-	1,265,600	35,702,576	-
Online Resources Corp.	530,000	-	-	530,000	5,411,300	-
Prime Value Obligations Fund, Institutional Shares	809,744,929	9,764,281	-	819,509,210	819,509,210	9,764,281
Progenics Pharmaceuticals, Inc.	1,385,500	614,500	-	2,000,000	32,680,000	-
Solera Holdings, Inc.	4,952,157	-	-	4,952,157	112,859,658	-
TNS, Inc.	1,523,200	-	-	1,523,200	26,914,944	-
Vical, Inc.	1,947,200	-	-	1,947,200	7,146,224	-
World Heart Corp., Warrants 9/22/2008	1,410,138	-	-	1,410,138	10,407	-
TOTAL OF AFFILIATED TRANSACTIONS	1,726,341,505	1,346,073,540	636,826,717	2,435,588,328	$3,448,638,228	$24,016,967

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2008	Value	Dividend
Accelrys, Inc.	1,618,621	-	118,621	1,500,000	$9,720,000	$ -
Access Integrated Technology, Inc., Class A	1,000,000	269,100	-	1,269,100	4,124,575	-
Alleghany Corp., Conv. Pfd.	173,200	-	-	173,200	58,716,878	658,784
Anadys Pharmaceuticals, Inc.	2,000,000	-	-	2,000,000	3,060,000	-
Avigen, Inc.	3,000,000	-	-	3,000,000	12,270,000	-
Ceragon Networks, Ltd.	-	2,008,100	-	2,008,100	18,253,629	-
Chindex International, Inc., Warrants 3/31/2009	111,000	-	-	111,000	2,234,792	-
Compugroup Holding AG	2,007,900	891,800	-	2,899,700	53,559,250	-
Conceptus, Inc.	600,000	-	-	600,000	9,768,000	-
Conceptus, Inc.	3,634,700	-	-	3,634,700	59,172,916	-
Conceptus, Inc.	714,286	-	-	714,286	11,628,576	-
CoStar Group, Inc.	1,350,000	-	-	1,350,000	57,159,000	-
Cytokinetics, Inc.	2,500,000	-	-	2,500,000	8,325,000	-
Dolan Media	1,837,400	-	337,000	1,500,400	33,999,064	-
Dresser-Rand Group, Inc.	7,746,600	-	-	7,746,600	245,567,220	-
Dyax Corp.	4,774,300	-	-	4,774,300	16,089,391	-
Dynavax Technologies Corp.	7,159,400	-	-	7,159,400	40,593,798	-
Endologix, Inc.	4,046,250	-	-	4,046,250	11,127,187	-
Favrille, Inc.	2,948,000	1,736,731	-	4,684,731	8,573,058	-
Government Obligations Fund, Institutional Shares	813,052,899	1,329,789,028	636,371,096	1,506,470,831	1,506,470,831	13,593,902
HireRight, Inc.	803,900	-	-	803,900	6,833,150	-
Isis Pharmaceuticals, Inc.	4,423,900	-	-	4,423,900	69,012,840	-
Kosan Biosciences, Inc.	3,892,300	-	-	3,892,300	10,509,210	-
Magma Design Automation	3,725,000	-	-	3,725,000	42,465,000	-
MBF Healthcare Acquisition Corp.	1,852,200	-	-	1,852,200	15,447,348	-
Monogram Biosciences, Inc.	23,198,600	-	-	23,198,600	31,086,124	-
MSCI, Inc.	-	1,000,000	-	1,000,000	32,970,000	-
Neurocrine Biosciences, Inc.	4,381,825	-	-	4,381,825	23,618,037	-
NeurogesX, Inc.	1,030,500	-	-	1,030,500	6,049,035	-
NuCo2, Inc.	1,265,600	-	-	1,265,600	35,702,576	-
Online Resources Corp.	530,000	-	-	530,000	5,411,300	-
Prime Value Obligations Fund, Institutional Shares	809,744,929	9,764,281	-	819,509,210	819,509,210	9,764,281
Progenics Pharmaceuticals, Inc.	1,385,500	614,500	-	2,000,000	32,680,000	-
Solera Holdings, Inc.	4,952,157	-	-	4,952,157	112,859,658	-
TNS, Inc.	1,523,200	-	-	1,523,200	26,914,944	-
Vical, Inc.	1,947,200	-	-	1,947,200	7,146,224	-
World Heart Corp., Warrants 9/22/2008	1,410,138	-	-	1,410,138	10,407	-
TOTAL OF AFFILIATED TRANSACTIONS	1,726,341,505	1,346,073,540	636,826,717	2,435,588,328	$3,448,638,228	$24,016,967

6
7-Day net yield.
7
At January 31, 2008, the cost of investments for federal tax purposes was $9,337,013,861. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $2,099,530,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,673,816,506 and net unrealized depreciation from investments for those securities having an excess of cost over value of $574,286,063.
8
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$189,258
Ardais Corp., Conv. Pfd.	3/2/2001 – 3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	-
Avigen, Inc.	5/10/2006	3,000,004
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	-
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	-
Cortex, Inc., Pfd., Series D	6/18/2001	-
Denovo Ventures I LP	3/9/2000	3,132,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003 – 4/25/2007	18,017,354
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	520,660
Greenfield Technology Venture Fund	6/15/1998	75,504
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	410,088
Isis Pharmaceuticals, Inc	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	-
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Rocket Ventures II	7/20/1999	10,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999 – 11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	-
Sensable Technologies, Inc.	12/16/2003	401,118

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Federated Kaufmann Large Cap Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—37.2%
		Consumer Discretionary--4.4%
4,843		TJX Cos., Inc.	$152,845
1,427		Toyota Motor Credit Corp., ADR	154,901
		TOTAL	307,746
		Consumer Staples--1.7%
3,132		CVS Caremark Corp.	122,367
		Financials—6.4%
3,199		American Express Co.	157,775
2,729		American International Group, Inc.	150,532
2,335		ICICI Bank Ltd., ADR	141,875
		TOTAL	450,182
		Health Care--2.1%
2,621		Abbott Laboratories	147,562
		Industrials—10.8%
2,204		Caterpillar, Inc.	156,793
2,965		Cummins, Inc.	143,150
1,615		FedEx Corp.	150,970
848	[1]	First Solar, Inc.	154,141
4,269		General Electric Co.	151,165
		TOTAL	756,219
		Information Technology—4.9%
2,018	[1]	MEMC Electronic Materials, Inc.	144,206
400		Nintendo Corp. Ltd.	199,960
		TOTAL	344,166
		Materials--4.6%
5,965		Cemex S.A. de C.V., ADR	161,711
2,065		Vulcan Materials Co.	162,020
		TOTAL	323,731
		Telecommunication Services--2.3%
2,638	[1]	America Movil SAB de CV, Class L, ADR	158,043
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,539,491)	2,610,016
		EXCHANGE TRADED FUNDS—55.3%
68,400		iShares Russell 1000 Growth Fund	3,829,032
1,200		Ultrashort Oil & Gas Proshares ETF	54,432
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $3,779,089)	3,883,464
		MUTUAL FUND--3.3%
229,715	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	229,715
		TOTAL INVESTMENTS—95.8% (IDENTIFIED COST $6,548,295)[4]	6,723,195
		OTHER ASSETS AND LIABILITIES – NET—4.2%[5]	292,843
		TOTAL NET ASSETS—100%	$7,016,038

At January 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation
Contract Purchased:
2/1/2008	9,654,270 Japanese Yen	$90,753	$90,783	$30

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At January 31, 2008, the cost of investments for federal tax purposes was $6,548,295. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $174,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $188,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,110.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Small Cap Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--97.9%
		Consumer Discretionary--15.9%
565,400		Advance Auto Parts, Inc.	$20,173,472
548,100	[1]	Aicon SpA	1,068,845
35,900	[1]	American Public Education, Inc.	1,414,819
69,500		Arbitron, Inc.	2,777,915
68,800	[1,2,3]	B2W Companhia Global Do Varejo, GDR	4,959,792
443,400		Belle International Holdings	522,039
319,300	[1,4]	Buffalo Wild Wings, Inc.	8,036,781
3,400	[1]	California Pizza Kitchen, Inc.	45,662
121,441	[1]	Celebrate Express, Inc.	731,075
256,200	[1,4]	Central European Media Enterprises Ltd., Class A	24,285,198
13,900	[1]	Cheesecake Factory, Inc.	303,715
812,900	[1]	China Dongxiang Group Co.	505,531
793,900	[1,4]	ChinaCast Education Corp.	4,707,827
32,200	[1]	ChinaEdu Corp., ADR	228,620
49,700	[1,4]	Chipotle Mexican Grill, Inc.	6,050,478
67,700	[1]	Clear Channel Outdoor Holdings, Inc., Class A	1,504,294
146,600		Ctrip.com International Ltd., ADR	6,693,756
960,000	[1,4]	Dick's Sporting Goods, Inc.	31,248,000
141,984	[1]	Digital Music Group, Inc.	908,700
214,800	[1]	Dolan Media Co.	4,867,368
168,900		Geox SpA	2,881,090
110,000	[1,4]	Global Sources Ltd.	1,457,500
268,300	[1]	LJ International, Inc.	850,511
59,850	[1,4]	Lamar Advertising Co.	2,580,732
53,500	[1,4]	Life Time Fitness, Inc.	2,372,190
285,600	[1,4]	Lodgenet Entertainment	4,309,704
49,500	[1,4]	Lululemon Athletica, Inc.	1,677,555
216,400		National CineMedia, Inc.	4,931,756
45,600	[1]	New Oriental Education & Technology Group, Inc., ADR	2,583,240
508,800	[1]	O'Reilly Automotive, Inc.	14,973,984
52,706		Orient-Express Hotel Ltd.	2,727,536
240,200	[1,4]	PC Mall, Inc.	2,257,880
1,394,200	[1,2,3]	Piaggio & C. SpA	3,771,531
65,500	[1,4]	Poltrona Frau SpA	147,666
260,200	[1]	Rubios Restaurants, Inc.	1,649,668
65,500	[1]	SEB - Sistema Educacional Brasileiro SA	960,716
750,000	[1,4]	Standard Pacific Corp.	2,857,500
1,750,000	[1,4]	Syntax-Brillian Corp.	4,130,000
297,900		TVN SA	2,727,336
303,600	[1,4]	Texas Roadhouse, Inc.	3,664,452
200,000	[1,4]	Universal Travel Group	560,000
247,300	[1]	VisionChina Media, Inc., ADR	1,694,005
153,900	[1,4]	Volcom, Inc.	3,105,702
150,000		Wiley (John) & Sons, Inc., Class A	5,913,000
921,900	[1,4]	hhgregg, Inc.	11,256,399
		TOTAL	207,075,540
		Consumer Staples--1.5%
600,000	[1,4]	American Oriental Bioengineering, Inc.	5,862,000
121,300	[1,4]	Bare Escentuals, Inc.	2,891,792
136,300	[1]	China Nepstar Chain Drugstore Ltd., ADR	1,650,593
512,843		Lance, Inc.	9,400,412
577,800	[1]	Vinda International Holdings Ltd.	220,124
		TOTAL	20,024,921
		Energy--0.1%
333,300	[1]	Grupo TMM SA de CV, ADR	733,260
		Financials--6.7%
86,958	[1,4]	Affiliated Managers Group	8,548,841
18,564	[1,4]	Alleghany Corp.	7,017,192
460,000		Annaly Mortgage Management, Inc.	9,071,200
7,600	[1]	Brasil Brokers Participacoes	5,487,209
43,300		Capital One Financial Corp.	2,373,273
146,200		Chimera Investment Corp.	2,799,730
89,600	[1]	China Housing & Land Development, Inc.	394,240
462,963	[1,2,3]	China Housing & Land Development, Inc.	2,037,037
138,889	[1]	China Housing & Land Development, Inc., Warrants	319,641
3,342,600	[1]	China Properties Group Ltd.	1,675,761
32,800		DuPont Fabros Technology, Inc.	565,144
16,600	[1,4]	E-House China Holdings Ltd., ADR	306,768
33,258	[1,2,3]	Future Capital Holdings Ltd.	646,155
176,100		ICICI Bank Ltd.	5,182,243
13,500		ICICI Bank Ltd., ADR	820,260
675,200	[1,4]	IndyMac Bancorp, Inc.	5,516,384
197,200	[1]	Media & Entertainment Holdings, Inc.	1,566,754
197,900	[4]	OptionsXpress Holdings, Inc.	5,367,048
119,800	[1]	Penson Worldwide, Inc.	1,160,862
161,300	[1]	Philadelphia Consolidated Holding Corp.	5,774,540
198,200	[1]	RHJ International	2,409,601
46,500		Shriram Transport Finance Co. Ltd.	470,280
253,100		Willis Group Holdings Ltd.	8,919,244
642,600	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	8,450,190
		TOTAL	86,879,597
		Health Care--16.0%
59,000	[1,2,3]	Adaltis, Inc.	28,206
253,000	[1,2,3]	Adaltis, Inc.	120,950
641,543	[1]	Adaltis, Inc.	306,699
224,540	[1]	Adaltis, Inc., Warrants	20,968
176,618		Allergan, Inc.	11,866,963
231,300	[1,4]	Alnylam Pharmaceuticals, Inc.	6,948,252
32,000	[1]	Animal Health International, Inc.	384,000
424,300	[1,4]	Arena Pharmaceuticals, Inc.	3,071,932
21,500	[1,4]	AspenBio Pharma, Inc.	128,785
44,600	[1,4]	Athenahealth, Inc.	1,400,440
499,700	[1]	Auxilium Pharmaceutical, Inc.	17,089,740
83,400	[1]	Avalon Pharmaceuticals, Inc.	183,480
20,850	[1]	Avalon Pharmaceuticals, Inc., Warrants	15,135
16,000	[1]	BioMimetic Therapeutics, Inc.	237,920
1,200	[1]	Conceptus, Inc.	19,536
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	19,199
59,100		Dishman Pharmaceuticals & Chemicals Ltd.	466,098
404,800	[1]	Dyax Corp.	1,364,176
1,003,200	[1,4]	Dynavax Technologies Corp.	5,688,144
129,500	[1]	Endo Pharmaceuticals Holdings, Inc.	3,385,130
301,000	[1]	Endologix, Inc.	827,750
99,200	[1,4]	Enzon, Inc.	830,304
509,400		Glenmark Pharmaceuticals Ltd.	6,437,705
128,872	[1,4]	Illumina, Inc.	8,209,146
720,300	[1]	Incyte Genomics, Inc.	8,629,194
300,447	[1,4]	Indevus Pharmaceuticals, Inc.	1,913,847
141,800	[1]	Insulet Corp.	2,809,058
471,700	[1,4]	Isis Pharmaceuticals, Inc.	7,358,520
994,100	[1]	Kosan Biosciences, Inc.	2,684,070
11,000	[1]	Masimo Corp.	392,590
328,100	[1]	Medicines Co.	5,617,072
1,005,277	[1]	Medicure, Inc.	864,538
483,100	[1]	Medicure, Inc.	433,036
201,055	[1]	Medicure, Inc., Warrants	40,279
195,000	[1,4]	Momenta Pharmaceuticals, Inc.	1,425,450
283,600	[1]	Mylan Laboratories, Inc.	4,228,476
382,700	[1]	Neurochem, Inc.	654,417
557,800	[1,4]	Neurocrine Biosciences, Inc.	3,006,542
169,700	[1]	NeurogesX, Inc.	996,139
16,600	[1,2,3]	Newron Pharmaceuticals SpA	525,025
112,900		Nicholas Piramal India Ltd.	915,140
316,200	[1,4]	NxStage Medical, Inc.	3,838,668
356,000	[1]	OSI Pharmaceuticals, Inc.	14,197,280
300,481	[1]	Orthofix International NV	16,430,301
59,300	[1]	Pain Therapeutics, Inc.	513,538
765,300	[1]	Penwest Pharmaceuticals Co.	3,895,377
437,700	[1]	Phase Forward, Inc.	7,550,325
160,372	[1]	Point Therapeutics, Inc., Warrants	8,511
336,800	[1,4]	Progenics Pharmaceuticals, Inc.	5,503,312
298,900	[1]	Protalix Biotherapeutics, Inc.	974,414
159,100	[1,4]	Qiagen NV	3,229,962
317,300	[1]	Regeneron Pharmaceuticals, Inc.	6,434,844
150,200	[1]	SXC Health Solutions Corp.	2,278,534
84,000	[1]	Seattle Genetics, Inc.	769,440
41,700	[1,4]	Sirtris Pharmaceuticals, Inc.	502,902
998,200	[1,4]	Spectrum Pharmaceuticals, Inc.	2,545,410
56,383	[1]	Starlims Technologies Ltd.	417,234
30,500	[1]	Thermage, Inc.	129,625
653,600	[1,4]	ThermoGenesis Corp.	1,163,408
235,700	[1]	Valera Pharmaceuticals, Inc.	0
235,700	[1]	Valera Pharmaceuticals, Inc.	0
555,800	[1,4]	Vical, Inc.	2,039,786
73,700	[1]	Visicu, Inc.	880,715
1,363,100	[1]	Warner Chilcott Ltd., Class A	23,104,545
32,000	[1]	WuXi PharmaTech Cayman, Inc., ADR	806,080
		TOTAL	208,758,262
		Industrials--29.3%
506,400	[1,4]	AMR Corp.	7,059,216
99,900	[1]	Aecom Technology Corp.	2,460,537
108,900	[1,2,3]	Allen-Vanguard Corp.	605,211
6,152,284	[1]	Aramex PJSC	4,742,710
426,100		CLARCOR, Inc.	15,983,011
2,005,000	[1,2,3]	China Railway Group Ltd.	2,177,935
175,500	[1,4]	CoStar Group, Inc.	7,430,670
600,000	[1]	Commercial Vehicle Group, Inc.	6,000,000
1,900		Con-way, Inc.	92,511
141,400	[1,4]	Continental Airlines, Inc., Class B	3,847,494
134,000	[1]	Copart, Inc.	5,477,920
6,072,400	[1]	DP World Ltd.	5,890,228
184,040		DRS Technologies, Inc.	9,877,427
431,600	[1]	Delta Air Lines, Inc.	7,263,828
177,300	[1]	Ducommun, Inc.	5,602,680
200,200	[1]	Dynamex, Inc.	4,986,982
100,000	[1]	Dyncorp International, Inc., Class A	2,057,000
171,400		Energysolutions, Inc.	3,856,500
441,108	[4]	Expeditors International Washington, Inc.	20,859,997
178,500	[1]	First Solar, Inc.	32,445,945
638,540	[4]	Forward Air Corp.	19,794,740
323,400	[1]	GlobalOptions Group, Inc.	646,800
150,000	[1]	Hexcel Corp.	3,274,500
181,900	[1]	HireRight, Inc.	1,546,150
141,300	[1]	IHS, Inc., Class A	8,752,122
1,021,500	[1]	Innovative Solutions and Support, Inc.	11,471,445
267,700	[1,4]	Kansas City Southern Industries, Inc.	9,605,076
605,000	[1,4]	Kenexa Corp.	10,744,800
85,000		Kuehne & Nagel International AG	7,742,453
627,200		Landstar System, Inc.	31,378,816
87,200		Macquarie Infrastructure Co. LL	2,882,832
278,723		Max India Ltd.	1,506,488
84,926	[1]	Monster Worldwide, Inc.	2,365,189
206,200	[1]	Northwest Airlines Corp.	3,858,002
330,400	[1,4]	NuCo2, Inc.	9,320,584
113,027	[1]	Old Dominion Freight Lines, Inc.	3,294,737
591,100		Pacer International, Inc.	10,125,543
585,000	[1,4]	Quality Distribution, Inc.	2,825,550
35,900		Roper Industries, Inc.	2,007,528
200,000		Ryder System, Inc.	10,412,000
207,100	[4]	Simpson Manufacturing Co., Inc.	5,705,605
500,620	[1]	Spire Corp.	9,521,792
318,500	[1]	Spirit Aerosystems Holdings, Inc., Class A	8,796,970
119,100	[1]	TeleTech Holdings, Inc.	2,349,843
73,400	[1]	TransDigm Group, Inc.	3,037,292
424,800	[4]	Trinity Industries, Inc.	12,030,336
200,400	[1]	UAL Corp.	7,605,180
1,200,000		UTI Worldwide, Inc.	22,440,000
208,288		Vicor Corp.	2,564,025
219,000	[1,4]	Yingli Green Energy Holding Co. Ltd., ADR	4,452,270
		TOTAL	380,776,470
		Information Technology--21.6%
325,200	[1,4]	ADVA AG Optical Networking	1,126,108
420,600		ARM Holdings PLC, ADR	2,977,848
209,500	[1]	Access Integrated Technology, Inc., Class A	680,875
28,506	[1]	Airvana, Inc.	149,086
658,600	[1,4]	Anadigics, Inc.	6,579,414
260,900	[1]	Aviza Technology, Inc.	339,170
118,600	[1,4]	Blackboard, Inc.	4,148,628
28,500	[1]	BladeLogic, Inc.	468,255
806,500	[1,4]	Bookham, Inc.	1,459,765
143,600	[1]	CPI International, Inc.	1,858,184
1,572,800	[1]	CSR PLC	16,650,361
255,000	[1]	Ceragon Networks Ltd.	2,317,950
472,400	[1]	Commvault Systems, Inc.	8,796,088
300,500	[1,4]	Compellent Technologies, Inc.	2,719,525
375,300		Compugroup Holding AG	6,932,023
102,200	[1,4]	Data Domain, Inc.	2,303,588
176,900	[1]	Eagle Test Systems, Inc.	2,103,341
1,096,500	[1,4]	Entropic Communications, Inc.	6,579,000
121,500		FactSet Research Systems	6,795,495
354,500	[1]	Fundtech Ltd.	3,931,405
54,000	[1,4]	Giant Interactive Group, Inc., ADR	535,140
189,000	[1,4]	Gmarket, Inc., ADR	3,846,150
144,100	[1]	Greenfield Online, Inc.	1,853,126
489,550	[1]	Guidance Software, Inc.	5,634,721
356,300	[1]	Himax Technologies, Inc., ADR	1,756,559
292,200	[1,4]	Intellon Corp.	1,601,256
125,650	[1,4]	Iron Mountain, Inc.	4,321,104
1,500,000	[1]	Jupitermedia Corp.	4,830,000
84,300	[1]	LDK Solar Co. Ltd., ADR	2,971,575
442,600	[1,4]	MEMC Electronic Materials, Inc.	31,628,196
96,400	[1]	MSCI, Inc., Class A	3,178,308
299,102	[1]	Magma Design Automation	3,409,763
35,800	[1]	Mercadolibre, Inc.	1,325,674
388,289	[1]	Microsemi Corp.	8,821,926
644,700	[1]	Monotype Imaging Holdings, Inc.	9,528,666
236,900	[1]	NIC, Inc.	1,693,835
739,800	[1]	NaviSite, Inc.	3,329,100
107,400	[1]	Netezza Corp.	1,052,520
73,400	[1,4]	Nuance Communications, Inc.	1,166,326
648,100	[1,4]	ON Semiconductor Corp.	4,199,688
600,900	[1,4]	Omniture, Inc.	14,854,248
45,000	[1,2,3,4]	Online Resources Corp.	459,450
375,800	[1]	Online Resources Corp.	3,836,918
614,600	[1,4]	Onvia.com, Inc.	4,855,340
264,100	[1,4]	PROS Holdings, Inc.	4,053,935
500,000	[1]	Parametric Technology Corp.	8,225,000
136,200	[1,4]	Perfect World Co. Ltd., ADR	3,044,070
118,254	[1]	RADWARE Ltd.	1,654,374
55,700	[1,2,3]	Redecard SA, GDR	1,646,492
505,800	[1,4]	Renesola Ltd.	3,211,044
104,300	[1]	Renesola Ltd., ADR	1,282,890
110,100	[1]	Riverbed Technology, Inc.	2,460,735
97,900	[1]	SI International, Inc.	2,675,607
32,774	[1]	SM&A Corp.	203,199
404,900	[1]	Silicon Image, Inc.	1,789,658
642,300	[1]	Solera Holdings, Inc.	14,638,017
323,000	[1,4]	SoundBite Communications, Inc.	1,679,600
426,900	[1,4]	Spansion, Inc.	1,630,758
360,500	[1,4]	Successfactors, Inc.	3,248,105
65,400	[1]	Switch & Data Facilities Co.	719,400
81,600	[1]	TNS, Inc.	1,441,872
207,500	[1]	Telecity Group PLC	1,004,682
136,900	[1]	Ultratech, Inc.	1,300,550
208,500		United Online, Inc.	2,328,945
348,928	[1,4]	ValueClick, Inc.	7,617,098
583,300	[1]	VanceInfo Technologies, Inc., ADR	3,149,820
72,600	[1,4]	Veraz Networks, Inc.	352,836
245,300	[1]	Virtusa Corp.	3,662,329
8,200	[1,4]	WebMD Health Corp., Class A	303,072
102,900	[1]	eBay, Inc.	2,766,981
1,779,492	[1,4]	iPass, Inc.	5,516,425
		TOTAL	281,213,192
		Materials--2.7%
323,617		Cemex SA de CV, ADR	8,773,257
500,000	[4]	Eagle Materials, Inc.	18,850,000
65,500		Jubilant Organosys Ltd.	523,302
365,300	[1]	Landec Corp.	3,404,596
1,840,900		Nine Dragons Paper Holdings Ltd.	3,039,841
		TOTAL	34,590,996
		Telecommunication Services--3.2%
405,000	[1]	Bharti Airtel Ltd.	8,926,396
1,017,500	[1]	Gilat Satellite Networks	11,080,575
514,300	[1]	Maxcom Telecomunicaciones SA de CV, ADR	6,423,607
194,809		NTELOS Holdings Corp.	4,145,536
296,000	[1]	PAETEC Holding Corp.	2,814,960
462,500	[1]	Time Warner Telecom, Inc.	8,084,500
		TOTAL	41,475,574
		Utilities--0.9%
52,600	[4]	Consolidated Water Co.	1,237,152
134,400		ITC Holdings Corp.	7,101,696
22,557,600	[1]	PNOC Energy Development Corp.	3,367,978
		TOTAL	11,706,826
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,150,717,953)	1,273,234,638
		PREFERRED STOCK--0.4%
		Health Care--0.4%
5,400	[4]	Mylan Laboratories, Inc., Conv. Pfd. (IDENTIFIED COST $5,400,000)	5,709,150
		CORPORATE NOTE--0.0%
		Health Care--0.0%
$256,000	[2,3]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026 (IDENTIFIED COST $256,000)	128,000
		EXCHANGE TRADED FUND--0.6%
156,000	[4]	Ultrashort Oil & Gas Proshares ETF (IDENTIFIED COST $6,626,619)	7,076,160
		MUTUAL FUND—24.6%[5]
319,832,930	[6,7]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	319,832,930
		TOTAL INVESTMENTS --- 123.5% (IDENTIFIED COST $1,482,833,502)[8]	1,605,980,878
		OTHER ASSETS AND LIABILITIES --- NET --- (23.5)%[9]	(305,195,406)
		TOTAL NET ASSETS --- 100%	$1,300,785,472

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $17,105,784, which represented 1.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2008, these liquid restricted securities amounted to $17,105,784, which represented 1.3% of total net assets.

4	All or a portion of these securities are temporarily on loan to affiliated broker/dealers.
As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$307,705,119	$319,832,930
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8
At January 31, 2008, the cost of investments for federal tax purposes was $1,482,833,502. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from foreign currency exchange rates was $123,147,376.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $295,313,595 and net unrealized depreciation from investments for those securities having an excess of cost over value of $172,166,219.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Federated Market Opportunity Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares, Foreign Par or Principal Amount			Value In U.S. Dollars
		COMMON STOCKS — 11.0%
		Energy Equipment & Services — 1.1%
400,000	[1]	Unit Corp.	$20,048,000
		Food Products — 0.9%
1,750,000		Tate & Lyle	17,027,720
		Leisure Equipment & Products — 1.3%
462,600		Sankyo Co. Ltd.	24,687,793
		Oil, Gas & Consumable Fuels — 3.9%
525,000		Enerplus Resources Fund	20,459,250
1,945,900		Penn West Energy Trust	52,344,710
		TOTAL	72,803,960
		Pharmaceuticals — 2.7%
1,100,000		Chuguai Pharmaceutical Co. Ltd.	14,547,421
1,535,000		Mitsubishi Tanabe Pharma Corp.	18,651,031
275,000		Takeda Pharmaceutical Co. Ltd.	16,700,904
		TOTAL	49,899,356
		Wireless Telecommunication Services— 1.1%
13,554		NTT DoCoMo, Inc.	21,325,747
		TOTAL COMMON STOCKS (IDENTIFIED COST $195,135,293)	205,792,576
		GOVERNMENTS/AGENCIES — 2.2%
4,350,000,000		Japan, Government of, .60%, 4/15/2008	40,886,114
1		South Africa, Government of, Bond, 10.00%, 2/28/2009	0
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $39,078,317)	40,886,114
		HYBRID NOTES— 12.4%
		Energy Equipment & Services— 1.1%
$1,033,600	[2,3]	Morgan Stanley, PERCS (Patterson – UTI Energy, Inc.)	20,501,456
		Metals & Mining— 4.9%
2,112,300		Credit Suisse First Boston, NY, PERCS (Harmony Gold)	22,295,326
4,880,200	[2,3]	Lehman Brothers, Inc., PERCS (Coeur d’Alene Mines Corp.)	22,156,108
1,785,100	[2,3]	Merrill Lynch & Co., Inc., PERCS (Gold Fields)	27,267,403
17,000,000	[2,3]	Morgan Stanley Commodity Linked Note, Commodity-Linked Note, 4.8765%, 8/4/2008	19,428,450
		TOTAL	91,147,287
		Personal Products – 1.0%
825,000		Credit Suisse First Boston, NY, PERCS (NBTY, Inc.)	19,944,375
		Pharmaceuticals — 3.3%
1,952,000		Credit Suisse First Boston, NY PERCS (King Pharmaceuticals, Inc.)	20,125,120
515,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Forest Labs)	20,247,225
1,436,400	[2,3]	Merrill Lynch & Co., Inc., PERCS (Mylan Labs)	21,057,624
		TOTAL	61,429,969
		Specialty Retail — 2.1%
1,380,000		Credit Suisse First Boston, NY PERCS (Radioshack Corp.)	22,418,100
1,330,300	[2,3]	Goldman Sachs Group, Inc., PERCS (Office Depot, Inc.)	16,352,048
		TOTAL	38,770,148
		TOTAL HYBRID NOTES (IDENTIFIED COST $230,033,157)	231,793,235
		U.S. TREASURY — 21.6%
79,402,500		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	84,216,356
100,000,000		United States Treasury Note, 4.50%, 2/15/2009	102,452,740
85,000,000		United States Treasury Note, 4.875%, 4/30/2008	85,594,337
130,000,000		United States Treasury Note, 5.125%, 6/30/2008	131,630,603
		TOTAL U.S. TREASURY (IDENTIFIED COST $396,247,154)	403,894,036
		PURCHASED PUT OPTIONS— 3.8%
		Diversified Financial Services — 1.4%
14,000	[1]	iShares MSCI Germany; Strike Price $37, Expiration Date 7/19/2008	9,310,000
9,200	[1]	iShares MSCI Mexico Index Fund; Strike Price $57, Expiration Date 6/21/2008	$5,014,000
3,200	[1]	Oil Service Holders Trust; Strike Price $19, Expiration Date 7/19/2008	11,496,000
		TOTAL	25,820,000
		Financials — 1.6%
6,500	[1]	Energy Select Sector SPDR; Strike Price $79, Expiration Date 6/21/2008	7,068,750
22,000	[1]	Materials Select Sector SPDR Trust; Strike Price $43, Expiration Date 3/22/2008	7,920,000
14,000	[1]	Powershares QQQ NASDAQ 100 Shares; Strike Price $55, Expiration Date 3/31/2008	14,259,000
		TOTAL	29,247,750
		Hotels, Restaurants & Leisure — 0.2%
4,000	[1]	GameStop Corp.; Strike Price $55, Expiration Date 1/17/2009	4,480,000
		Internet & Catalog Retail — 0.6%
5,500	[1]	Amazon.com, Inc.; Strike Price $90, Expiration Date 4/19/2008	8,208,750
4,000	[1]	Amazon.com, Inc.; Strike Price $70, Expiration Date 7/19/2008	2,880,000
		TOTAL	11,088,750
		Road & Rail — 0.0%
2,000	[1]	Hunt (J.B.) Transportation Services, Inc.; Strike Price $35, Expiration Date 8/16/2008	1,170,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $66,421,399)	71,806,500
		PURCHASED CALL OPTIONS – 0.1%
		Financials – 0.1%
180,000,000		BONY USD CALL/JPY PUT; Strike Price $110, Expiration Date 4/11/2008 (IDENTIFIED COST $2,799,000)	1,486,892
		MUTUAL FUND – 50.5%
945,442,633	[4,5]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	945,442,633
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $1,875,156,953)[6]	1,901,101,986
		OTHER ASSETS AND LIABILITIES—NET—(1.6%)[7]	(29,513,098)
		TOTAL NET ASSETS—100%	$1,871,588,888

At January 31, 2008, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/13/2008	136,352,118 Canadian Dollars	14,976,234,925 JPY	$1,386,706
5/13/2008	8,429,989,325 Japanese Yen	73,085,000 CAD	$2,173,596
5/13/2008	6,546,245,600 Japanese Yen	59,300,000 CAD	$1,789,216
6/4/2008	37,333,464 Great Britain Pound	$72,728,574	$907,856
6/4/2008	4,047,894,468 Japanese Yen	25,191,489 EURO	$1,539,103
6/4/2008	1,906,873,723 Japanese Yen	11,808,511 EURO	$382,279
Contracts Sold:
2/21/2008	79,224,827 Canadian Dollars	$80,513,036	$1,650,101
2/21/2008	69,930,189 Canadian Dollars	$71,235,000	$1,624,247
5/13/2008	59,300,000 Canadian Dollars	6,546,245,600 JPY	$1,247,240
5/13/2008	73,085,000 Canadian Dollars	8,429,989,325 JPY	$4,994,946
5/13/2008	14,976,234,925 Japanese Yen	136,352,118 CAD	$(7,649,770)
6/4/2008	25,191,489 Euro	4,047,894,468 JPY	$(474,466)
6/4/2008	51,775,824 Euro	$76,374,000	$(271,914)
6/4/2008	18,500,000 Euro	$27,003,895	$(382,427)
6/4/2008	11,808,511 Euro	1,906,873,723 JPY	$206,061
6/4/2008	18,500,000 Euro	$27,122,758	$(263,565)
6/4/2008	37,333,464 Great Britain Pound	$76,374,000	$2,737,570
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS $11,596,779

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At January 31, 2008, these restricted securities amounted to $147,010,314, which represented 7.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2008, these liquid restricted securities amounted to $147,010,314, which represented 7.9% of total net assets.

4	Affiliated company.
5	7-Day net yield.
6
At January 31, 2008, the cost of  investments  for federal tax purposes was $1,875,156,953.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized  appreciation resulting from changes in foreign currency exchange rates was  $25,945,033.  This consists of net unrealized  appreciation  from investments for those  securities  having an excess of value over cost of $41,545,147  and net  unrealized  depreciation from investments for those  securities  having an excess of cost over value of $15,600,114.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by theTrustees.

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (“OTC”) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

PERCS	--Preferred Equity Redemption Cumulative Stock

Federated Mid Cap Growth Strategies Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--94.2%
		Consumer Discretionary--14.7%
55,700		Abercrombie & Fitch Co., Class A	$4,438,733
35,200	[1]	Amazon.com, Inc.	2,735,040
198,100		American Eagle Outfitters, Inc.	4,562,243
158,000	[1]	Coach, Inc.	5,063,900
108,100		Darden Restaurants, Inc.	3,061,392
195,700	[1,2]	GSI Commerce, Inc.	3,185,996
105,100	[1]	GameStop Corp.	5,436,823
26,600		Garmin Ltd.	1,919,190
124,900	[1]	Gymboree Corp.	4,773,678
63,100	[1]	Kohl's Corp.	2,879,884
181,200		Newell Rubbermaid, Inc.	4,370,544
117,600	[2]	Omnicom Group, Inc.	5,335,512
71,000		Penney (J.C.) Co., Inc.	3,366,110
35,000	[2]	Polo Ralph Lauren Corp., Class A	2,120,650
61,700	[2]	Royal Caribbean Cruises Ltd.	2,485,276
293,000	[1,2]	Saks, Inc.	5,288,650
77,600		Starwood Hotels & Resorts Worldwide, Inc.	3,511,400
236,900		TJX Cos., Inc.	7,476,564
116,300		Tupperware Brands Corp.	4,303,100
79,700		Yum! Brands, Inc.	2,722,552
		TOTAL	79,037,237
		Consumer Staples--4.9%
161,500		Avon Products, Inc.	5,655,730
67,200		Campbell Soup Co.	2,124,192
51,100		Clorox Corp.	3,133,452
93,500		Corn Products International, Inc.	3,160,300
104,000	[2]	Estee Lauder Cos., Inc., Class A	4,388,800
51,900		H.J. Heinz Co.	2,208,864
30,600		Hershey Foods Corp.	1,107,720
172,500		Kroger Co.	4,390,125
		TOTAL	26,169,183
		Energy--12.2%
39,800		Apache Corp.	3,798,512
89,200	[2]	CONSOL Energy, Inc.	6,511,600
84,700		Chesapeake Energy Corp.	3,153,381
49,700		Devon Energy Corp.	4,223,506
36,000		Diamond Offshore Drilling, Inc.	4,065,480
35,000		EOG Resources, Inc.	3,062,500
68,300	[1,2]	FMC Technologies, Inc.	3,289,328
108,200		Helmerich & Payne, Inc.	4,243,604
74,600	[1]	National-Oilwell, Inc.	4,493,158
82,800	[1]	Newfield Exploration Co.	4,130,064
45,000		Noble Corp.	1,969,650
129,900	[1]	Pride International, Inc.	4,119,129
114,800	[2]	Range Resources Corp.	5,994,856
81,200	[1]	Southwestern Energy Co.	4,539,892
45,700		Sunoco, Inc.	2,842,540
83,600	[1]	Weatherford International Ltd.	5,167,316
		TOTAL	65,604,516
		Financials--6.1%
40,200		Ace Ltd.	2,345,268
333,800		Annaly Mortgage Management, Inc.	6,582,536
49,900	[1]	Arch Capital Group Ltd.	3,515,954
31,000		Nymex Holdings Inc.	3,565,000
56,000		Prologis	3,323,600
40,800		RenaissanceRe Holdings Ltd.	2,325,192
115,200		T. Rowe Price Group, Inc.	5,827,968
164,900		Waddell & Reed Financial, Inc., Class A	5,471,382
		TOTAL	32,956,900
		Health Care--17.4%
112,600		Allergan, Inc.	7,565,594
70,700		AmerisourceBergen Corp.	3,298,155
83,900	[1]	Amgen, Inc.	3,908,901
34,500		Baxter International, Inc.	2,095,530
70,500		Becton, Dickinson & Co.	6,100,365
159,900	[1]	BioMarin Pharmaceutical, Inc.	5,925,894
32,100	[1,2]	Biogen Idec, Inc.	1,956,495
27,100		Cardinal Health, Inc.	1,570,987
117,300	[1]	Cephalon, Inc.	7,698,399
41,300	[1]	Coventry Health Care, Inc.	2,336,754
73,600		Covidien Ltd.	3,284,768
185,700	[1,2]	Elan Corp. PLC, ADR	4,718,637
61,000	[1]	Express Scripts, Inc., Class A	4,116,890
48,800	[1]	Genzyme Corp.	3,812,744
556,500	[1]	Isis Pharmaceuticals, Inc.	8,681,400
35,100		McKesson HBOC, Inc.	2,203,929
256,100	[1,2]	Mylan Laboratories, Inc.	3,818,451
102,800	[1,2]	Myriad Genetics, Inc.	4,421,428
48,100	[1]	Pharmion Corp.	3,316,495
159,800		Shire PLC, ADR	8,605,230
101,600	[1]	St. Jude Medical, Inc.	4,115,816
		TOTAL	93,552,862
		Industrials--14.3%
49,100	[1]	Alliant Techsystems, Inc.	5,197,235
125,700	[1]	BE Aerospace, Inc.	4,853,277
43,200		Bucyrus International, Inc.	4,005,072
44,800		Chicago Bridge & Iron Co., N.V.	1,993,152
15,800	[1]	First Solar, Inc.	2,871,966
150,600		Flowserve Corp.	12,367,272
28,600		Fluor Corp.	3,479,762
41,400	[1]	Foster Wheeler Ltd.	2,834,658
155,800		Harsco Corp.	8,868,136
220,200	[1]	Hexcel Corp.	4,806,966
44,400		Joy Global, Inc.	2,799,420
35,500		Lockheed Martin Corp.	3,831,160
58,600		Norfolk Southern Corp.	3,187,254
52,600		Precision Castparts Corp.	5,985,880
58,500	[1]	Suntech Power Holdings Co. Ltd., ADR	3,201,705
121,700		Textron Inc.	6,821,285
		TOTAL	77,104,200
		Information Technology--14.8%
270,000	[1]	Activision, Inc.	6,984,900
173,100	[1]	Adobe Systems, Inc.	6,046,383
100,000	[1]	Akamai Technologies, Inc.	3,020,000
220,200	[1]	Amdocs Ltd.	7,286,418
106,800	[1]	Ansys, Inc.	3,728,388
27,400	[1]	Apple, Inc.	3,708,864
109,500	[1]	Broadcom Corp.	2,417,760
246,400	[1]	Cadence Design Systems, Inc.	2,500,960
117,600	[1,2]	Cognizant Technology Solutions Corp.	3,281,040
48,500	[1]	CommScope, Inc.	2,150,975
207,900		Corning, Inc.	5,004,153
249,700		EMC Corp. Mass	3,962,739
73,700	[1]	Electronic Arts, Inc.	3,491,169
234,800	[1]	Gartner Group, Inc., Class A	3,486,780
42,900		KLA-Tencor Corp.	1,792,362
67,500	[2]	Linear Technology Corp.	1,867,725
68,800	[1]	MEMC Electronic Materials, Inc.	4,916,448
14,200		Mastercard, Inc.	2,939,400
88,600	[1]	NVIDIA Corp.	2,178,674
101,000	[1]	Neutral Tandem, Inc.	2,020,000
27,200	[1]	Research in Motion Ltd.	2,553,536
50,200	[1]	Salesforce.com Inc.	2,624,456
30,100	[1,2]	VMware, Inc., Class A	1,705,165
		TOTAL	79,668,295
		Materials--7.4%
75,400		Agrium, Inc.	4,857,268
70,900	[1,2]	Cleveland Cliffs, Inc.	7,220,456
283,900	[1]	Crown Holdings, Inc.	6,961,228
87,700		Nucor Corp.	5,069,060
170,100	[1]	Owens-Illinois, Inc.	8,573,040
256,500	[1]	Pactiv Corp.	7,338,465
		TOTAL	40,019,517
		Telecommunication Services--1.6%
101,600	[1]	American Tower Systems Corp.	3,813,048
85,300	[1]	Crown Castle International Corp.	3,087,007
46,000	[1,2]	NII Holdings, Inc.	1,962,360
		TOTAL	8,862,415
		Utilities--0.8%
212,700	[1]	AES Corp.	4,058,316
		TOTAL COMMON STOCKS (IDENTIFIED COST $472,836,511)	507,033,441
		EXCHANGE TRADED FUNDS--2.6%
49,622	[2]	iShares MSCI Emerging Market	6,760,997
29,564	[2]	iShares S&P Latin American 40 Index Fund	7,052,788
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $14,340,220)	13,813,785
		MUTUAL FUND—15.0%
80,770,951	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	80,770,951
		TOTAL INVESTMENTS—111.8% (IDENTIFIED COST $567,947,682)[6]	601,618,177
		OTHER ASSETS AND LIABILITIES – NET—(11.8)%[7]	(63,640,155)
		TOTAL NET ASSETS—100%	$537,978,022

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.
As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$53,540,319	$57,755,335
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At January 31, 2008, the cost of investments for federal tax purposes was $567,947,682. The net unrealized appreciation of investments for federal tax purposes was $33,670,495. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,004,882 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,334,387.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Strategic Value Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--96.4%
		Consumer Discretionary--1.8%
767,600		Regal Entertainment Group	$14,231,304
		Consumer Staples--19.0%
445,310		Altria Group, Inc.	33,763,404
595,590		H.J. Heinz Co.	25,348,310
112,900		Hershey Foods Corp.	4,086,980
780,510		Kraft Foods, Inc., Class A	22,837,723
508,646		Reynolds American, Inc.	32,212,551
621,712		UST, Inc.	32,304,156
		TOTAL	150,553,124
		Energy--7.7%
233,300		BP PLC, ADR	14,872,875
927,681		ENI SpA	29,897,505
609,650		Statoil ASA	15,939,622
		TOTAL	60,710,002
		Financials--29.5%
569,200		BB&T Corp.	20,650,576
897,800		Bank of America Corp.	39,817,430
348,300		Comerica, Inc.	15,192,846
276,500		Fifth Third Bancorp	7,493,150
318,300		Gallagher (Arthur J.) & Co.	8,088,003
505,280		ING Groep N.V.	16,449,905
2,799,920		Lloyds TSB Group PLC	24,652,273
46,700		Mercury General Corp.	2,245,803
963,700		New York Community Bancorp, Inc.	17,876,635
151,695		SunTrust Banks, Inc.	10,459,370
1,104,100		U.S. Bancorp	37,484,195
864,000		Wachovia Corp.	33,635,520
		TOTAL	234,045,706
		Health Care--7.4%
800,500		Bristol-Myers Squibb Co.	18,563,595
177,634		GlaxoSmithKline PLC	4,192,658
1,531,500		Pfizer, Inc.	35,821,785
		TOTAL	58,578,038
		Industrials--1.0%
247,700		Macquarie Infrastructure Co. LL	8,188,962
		Telecommunication Services--12.9%
775,169		BT Group PLC	4,027,092
1,053,700		Citizens Communications Co., Class B	12,085,939
592,011		Deutsche Telekom AG, Class REG	12,095,767
310,884		France Telecommunications	10,980,128
2,922,885		Telecom Corp. of New Zealand	9,274,338
2,685,059		Telecom Italia SpA	8,129,598
4,811,642		Telstra Corp. Ltd.	18,926,422
1,452,060		Vodafone Group PLC	5,096,080
1,880,800		Windstream Corp.	21,836,088
		TOTAL	102,451,452
		Utilities--17.1%
82,600		Ameren Corp.	3,701,306
1,134,685		Duke Energy Corp.	21,173,222
2,728,831		Enel SpA	30,438,735
486,432		Pinnacle West Capital Corp.	18,688,717
462,200		Progress Energy, Inc.	20,877,574
372,538		Southern Co.	13,541,756
952,385		United Utilities PLC, ADR	27,190,592
		TOTAL	135,611,902
		TOTAL COMMON STOCKS (IDENTIFIED COST $803,952,118)	764,370,490
		MUTUAL FUND--3.0%
23,848,912	[1,2]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	23,848,912
		TOTAL INVESTMENTS –99.4% (IDENTIFIED COST $827,801,030)[3]	788,219,402
		OTHER ASSETS AND LIABILITIES – NET– 0.6%[4]	4,522,886
		TOTAL NET ASSETS –100%	$792,742,288

At January 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Sold:
2/1/2008	3,300,700 Australian Dollar	$2,934,653	$2,958,089	$(23,436)

1	Affiliated company.
2	7-Day net yield.
3
At January 31, 2008, the cost of investments for federal tax purposes was $827,801,030. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $39,581,628. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,918,167 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,499,795.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
If the Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or by a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Technology Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--100.3%
		Consumer Discretionary--4.4%
46,700	[1,2]	GSI Commerce, Inc.	$760,276
18,800	[1]	GameStop Corp.	972,524
5,600		Garmin Ltd.	404,040
		TOTAL	2,136,840
		Health Care--6.1%
7,700	[1]	Cephalon, Inc.	505,351
19,500	[1]	Elan Corp. PLC, ADR	495,495
61,200	[1,2]	Isis Pharmaceuticals, Inc.	954,720
15,200	[1]	Myriad Genetics, Inc.	653,752
6,100		Shire PLC, ADR	328,485
		TOTAL	2,937,803
		Industrials--1.8%
2,900	[1]	First Solar, Inc.	527,133
6,300	[1]	Suntech Power Holdings Co. Ltd., ADR	344,799
		TOTAL	871,932
		Information Technology—87.1%
26,500	[1,2]	3Par, Inc.	210,145
53,287	[1,2]	Acme Packet, Inc.	512,621
37,900	[1]	Activision, Inc.	980,473
45,900	[1]	Adobe Systems, Inc.	1,603,287
46,100	[1]	Akamai Technologies, Inc.	1,392,220
51,900	[1]	Amdocs Ltd.	1,717,371
28,700	[1]	Ansys, Inc.	1,001,917
9,200	[1]	Apple, Inc.	1,245,312
26,500		Applied Materials, Inc.	474,880
31,700	[1]	Broadcom Corp.	699,936
48,000	[1]	Cadence Design Systems, Inc.	487,200
45,700	[1]	Cisco Systems, Inc.	1,119,650
65,400	[1,2]	Cognizant Technology Solutions Corp.	1,824,660
20,200	[1]	CommScope, Inc.	895,870
65,700		Corning, Inc.	1,581,399
35,500	[1]	Dell, Inc.	711,420
65,800		EMC Corp. Mass	1,044,246
9,600	[1]	Electronic Arts, Inc.	454,752
22,100	[1]	F5 Networks, Inc.	520,013
38,900	[1]	Gartner Group, Inc., Class A	577,665
2,600	[1]	Google Inc.	1,467,180
43,500		Hewlett-Packard Co.	1,903,125
7,100		IBM Corp.	762,114
65,400		Infineon Technologies AG, ADR	669,696
64,000		Intel Corp.	1,356,800
26,600	[1]	JDS Uniphase Corp.	276,906
13,970		KLA-Tencor Corp.	583,667
35,400	[2]	Linear Technology Corp.	979,518
5,300	[1]	MEMC Electronic Materials, Inc.	378,738
58,600	[1]	Marvell Technology Group Ltd.	695,582
33,000		Maxim Integrated Products, Inc.	648,780
21,800	[2]	Microchip Technology, Inc.	695,638
29,800		Microsoft Corp.	971,480
38,700		Motorola, Inc.	446,211
12,800	[1]	NVIDIA Corp.	314,752
19,400	[1]	Neutral Tandem, Inc.	388,000
26,900		Nokia Oyj, Class A, ADR	993,955
70,100	[1]	Oracle Corp.	1,440,555
11,100		Paychex, Inc.	363,192
17,400		Qualcomm, Inc.	738,108
27,200	[1]	Quest Software, Inc.	406,640
10,600	[1]	Research in Motion Ltd.	995,128
50,100		STMicroelectronics N.V., ADR	620,739
16,500	[1,2]	Salesforce.com Inc.	862,620
1,230		Samsung Electronics Co.	788,664
17,700	[1]	Sandisk Corp.	450,465
17,800		Seagate Technology Holdings	360,806
13,200	[1,2]	Take-Two Interactive Software, Inc.	217,008
16,100	[2]	Telefonaktiebolaget LM Ericsson, Class B, ADR	365,792
24,700		Texas Instruments, Inc.	763,971
7,400	[1,2]	VMware, Inc., Class A	419,210
33,900	[2]	Xilinx, Inc.	741,393
		TOTAL	42,121,470
		Telecommunication Services--0.9%
30,600	[1,2]	Clearwire Corp., Class A	420,444
		TOTAL COMMON STOCKS (IDENTIFIED COST $44,085,504)	48,488,489
		MUTUAL FUND—14.7%
7,106,174	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	7,106,174
		TOTAL INVESTMENTS—115.0% (IDENTIFIED COST $51,191,678)[6]	55,594,663
		OTHER ASSETS AND LIABILITIES – NET—(15.0)%[7]	(7,259,631)
		TOTAL NET ASSETS—100%	$48,335,032

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$6,711,239	$6,928,460
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At January 31, 2008, the cost of investments for federal tax purposes was $51,191,678. The net unrealized appreciation of investments for federal tax purposes was $4,402,985. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,056,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,653,532.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

 The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Equity Funds

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008